Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock	9 Months Ended
Sep. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted	2,645,123
Shares, Vested	0
Shares, Forfeited	(69,141)
Shares, Nonvested	2,575,982
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 18.89
Weighted Average Grant-Date Fair Value, Forfeited | $ / shares	19.50
Weighted Average Grant-Date Fair Value, Nonvested | $ / shares	$ 18.87